Registration Nos. 333-210156

811-23146

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 3	☐
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	☒

(Check appropriate box or boxes.)

NATIXIS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2822

Russell Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02116

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On May 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS ETF TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of May, 2017.

NATIXIS ETF TRUST

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David L. Giunta	President, Chief Executive Officer and Trustee
David L. Giunta		May 22, 2017

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	May 22, 2017

Kevin P. Charleston*
Kevin P. Charleston	Trustee	May 22, 2017

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee, Chairperson of the Board	May 22, 2017

Edmond J. English*
Edmond J. English	Trustee	May 22, 2017

Richard A. Goglia*
Richard A. Goglia	Trustee	May 22, 2017

Wendell J. Knox*
Wendell J. Knox	Trustee	May 22, 2017

Martin T. Meehan*
Martin T. Meehan	Trustee	May 22, 2017

Sandra O. Moose*
Sandra O. Moose	Trustee	May 22, 2017

James P. Palermo*
James P. Palermo	Trustee	May 22, 2017

Erik Sirri*
Erik Sirri	Trustee	May 22, 2017

Peter Smail*
Peter Smail	Trustee	May 22, 2017

Cynthia L. Walker*
Cynthia L. Walker	Trustee	May 22, 2017

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1]
May 22, 2017

[1]	Power of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, Sandra O. Moose, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker is incorporated by reference to exhibit (q)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on October 20, 2016.

Natixis ETF Trust

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase